Significant Accounting Policies - Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2019
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives of property, plant and equipment	Shorter of the life of the lease or useful life
Fixtures and Fittings | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives of property, plant and equipment	3 years
Fixtures and Fittings | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives of property, plant and equipment	10 years
Motor Vehicles | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives of property, plant and equipment	4 years
Motor Vehicles | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives of property, plant and equipment	8 years
Plant, Machinery and Equipment | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives of property, plant and equipment	3 years
Plant, Machinery and Equipment | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives of property, plant and equipment	10 years
Leased Plant and Equipment | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives of property, plant and equipment	3 years
Leased Plant and Equipment | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives of property, plant and equipment	8 years